Net income per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	330,000	465,000	471,648
Shares issued to ADS borrowers	12,692,328